Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Equity
Note 9 - Equity

In April 2013, we sold and issued 1,867,000 shares of our common stock to our major stockholder at $0.75 per share in consideration of approximately $728,000 in cash proceeds and for the conversion of approximately $671,000 of our debt and working capital obligations that we had incurred between the spin-off transaction in November 2012 and March 2013.  Certain cash proceeds were received, and all repayments occurred, in April 2013, and additional cash proceeds were received in June 2013.

In July 2013, we sold and issued 4,614,000 shares of our common stock at $0.75 per share in connection with the Merger-related private placement for which we received proceeds of approximately $3,077,000 million, net of approximately $383,000 in broker-dealer commissions.  As discussed in Note 11, we also issued 133,000 shares as conversion of a $100,000 related party note payable. In connection with this financing, we issued warrants for the purchase of up to 475,000 shares of our common stock to placement agents in July 2013.  The warrants have an exercise price of $0.75 per share and expire five years from issuance.

In August 2013, we sold and issued 413,000 shares of our common stock at $0.75 per share, for which we received proceeds of approximately $285,000, net of approximately $25,000 in broker-dealer commissions. In connection with this financing, we issued warrants for the purchase of up to 36,000 shares of our common stock to placement agents. The warrants have an exercise price of $0.75 per share and expire five years from issuance.

In November 2013, we sold and issued 1,500,000 shares of our common stock at $1.00 per share, for which we received proceeds of approximately $1,375,000 net of offering costs of approximately $125,000.  In connection with this financing, we issued warrants for the purchase of up to 120,000 shares of our common stock to placement agents. The warrants have an exercise price of $1.00 per share and expire five years from issuance.

Note 10 -  Equity

In April 2013, we sold and issued 1,867,000 shares of our common stock to our major stockholder at $0.75 per share in consideration of approximately $728,000 in cash proceeds and for the conversion of approximately $671,000 of our debt and working capital obligations that we had incurred between the spin-off transaction in November 2012 and March 2013.  Certain cash proceeds were received, and all repayments occurred, in April 2013, and additional cash proceeds were received in June 2013.

In July 2013, we sold and issued 4,614,000 shares of our common stock at $0.75 per share in connection with the Merger-related private placement for which we received proceeds of approximately $3,077,000 million, net of approximately $383,000 in broker-dealer commissions.  As discussed in Note 13, we also issued 133,000 shares as conversion of a $100,000 related party note payable. In connection with this financing, we issued warrants for the purchase of up to 475,000 shares of our common stock to placement agents in July 2013.  The warrants have an exercise price of $0.75 per share and expire five years from issuance.

In August 2013, we sold and issued 413,000 shares of our common stock at $0.75 per share, for which we received proceeds of approximately $285,000, net of approximately $25,000 in broker-dealer commissions. In connection with this financing, we issued warrants for the purchase of up to 36,000 shares of our common stock to placement agents. The warrants have an exercise price of $0.75 per share and expire five years from issuance.

In November 2013, we sold and issued 1,500,000 shares of our common stock at $1.00 per share, for which we received proceeds of approximately $1,375,000 net of offering costs of approximately $125,000.  In connection with this financing, we issued warrants for the purchase of up to 120,000 shares of our common stock to placement agents. The warrants have an exercise price of $1.00 per share and expire five years from issuance.